Financial Risks - Summary of Reconciliation of Changes in Loss Allowance - Mortgage Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	€ (18)	€ (18)	€ (10)
Impact of stage transfers on year-end ECL	(63)	(229)	(90)
Ending balance	(17)	(18)	(18)
Mortgage loans [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(341)	(238)
Impact of stage transfers on year-end ECL	(52)	(54)
Financial assets derecognized during the period	73	56
New financial assets originated or purchased	(43)	(42)
Change in models	(24)	(45)
Net exchange differences	42	(20)
Ending balance	(347)	(341)	(238)
Mortgage loans [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(41)	(25)
Impact of stage transfers on year-end ECL	(10)	(7)
Financial assets derecognized during the period	15	3
New financial assets originated or purchased	0	(2)
Change in models	3	(16)
Net exchange differences	5	(2)
Ending balance	(27)	(41)	(25)
Mortgage loans [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(4)	(2)
Change in models	3	(2)
Ending balance	(1)	(4)	(2)
Mortgage loans [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(187)	(147)
Impact of stage transfers on year-end ECL	9	2
Financial assets derecognized during the period	30	18
New financial assets originated or purchased	(29)	(38)
Change in models	(26)	(12)
Net exchange differences	23	(11)
Ending balance	(188)	(187)	(147)
Mortgage loans [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	(108)	(64)
Impact of stage transfers on year-end ECL	(51)	(50)
Financial assets derecognized during the period	28	35
New financial assets originated or purchased	(14)	(2)
Change in models	(5)	(14)
Net exchange differences	14	(6)
Ending balance	(130)	(108)	€ (64)
Mortgage loans [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(2)	(4)
Mortgage loans [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	2	4
Mortgage loans [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		1
Mortgage loans [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(1)
Mortgage loans [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	1	5
Mortgage loans [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(1)	(5)
Mortgage loans [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Mortgage loans [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	4	12
Mortgage loans [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(4)	(12)
Mortgage loans [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(1)	(4)
Mortgage loans [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	1	€ 4
Mortgage loans [member] | Transfer from Stage 3 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	(9)
Mortgage loans [member] | Transfer from Stage 3 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	€ 9